SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                              [ ]

Post-Effective Amendment No.     48    (File No. 33-25824)              [X]
                              ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       50    (File No. 811-5696)                            [X]
                  -------

AXP GLOBAL SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to  paragraph  (b)
[X] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing  pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This filing is not intended to supersede the prospectuses for RiverSource Emerging Markets Fund, RiverSource Global Bond Fund, RiverSource Global Equity Fund and RiverSource Global Technology Fund, Class I prospectus supplements for RiverSource Emerging Markets Fund, RiverSource Global Bond Fund, RiverSource Global Technology Fund, and financial statements for RiverSource Emerging Markets Fund, RiverSource Global Bond Fund, RiverSource Global Equity Fund and RiverSource Global Technology Fund filed in Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 33-25824 filed on or about Dec. 20, 2005.

This filing is not intended to supersede the prospectus and Class I prospectus supplement for RiverSource Emerging Markets Bond Fund filed in Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 33-25824 filed on or about Feb. 3, 2006.

This filing is not intended to supersede the Statement of Additional Information for RiverSource Emerging Markets Fund, RiverSource Emerging Markets Bond Fund, RiverSource Global Bond Fund, RiverSource Global Equity Fund and RiverSource Global Technology Fund filed in Registrant's 497's filings filed on or about April 3, 2006.

PART A.

The prospectus containing information for RiverSource Absolute Return - Currency Fund filed in Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 33-25824 on or about Feb. 3, 2006 is incorporated by reference.

PART B.

The combined Statement of Additional Information containing information for RiverSource Absolute Return - Currency Fund filed in Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 33-25824 on or about Feb. 3, 2006 is incorporated by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, dated October 28, 1988, filed as Exhibit 1 to Registration Statement No. 33-25824, are incorporated by reference.

(a)(2) Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated by reference.

(a)(3) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, are incorporated by reference.

(a)(4) Articles of Amendment of AXP Global Series, Inc., dated November 14, 2002, filed electronically as Exhibit (a)(4) to Registration Statement No. 33-25824 on or about Dec. 20, 2002, are incorporated by reference.

(b) By-laws, as amended January 11, 2001, filed electronically as Exhibit (b) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 33-25824 filed on or about Dec. 20, 2001, are incorporated by reference.

(c)      Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement, dated March 1, 2006, between Registrant, on behalf of RiverSource Emerging Markets Fund, RiverSource Emerging Markets Bond Fund, RiverSource Global Bond Fund, RiverSource Global Equity Fund, RiverSource Global Technology Fund, and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(1) to Registrant Post-Effective Amendment No. 48 to Registration Statement No. 33-25824.

(d)(2) Subadvisory Agreement, dated July 10, 2004, between Ameriprise Financial Corporation and Threadneedle International Limited, filed electronically on or about Dec. 2, 2004 as Exhibit (d)(2) to AXP International Series, Inc. Post-Effective Amendment No. 40 to Registration Statement No. 92709 is incorporated by reference.

(d)(3) The Consent Agreement, dated March 1, 2006, between RiverSource Investments, LLC and Threadneedle International Limited is filed electronically herewith as Exhibit (d)(3) to Registrant Post-Effective Amendment No. 48 to Registration Statement No. 33-25824.

(d)(4) Investment Management Services Agreement for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(e)(1) Distribution Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit(e) to AXP Fixed Income Series, Inc., Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company filed electronically on or about Oct. 27, 2005 as Exhibit(g)(1) to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 is incorporated by reference.

(g)(2) Amendment, dated Jan. 12, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(g)(3) Amendment, dated Jan. 13, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(3) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registrantion Statement No. 2-28529 is incorporated by reference.

(g)(4) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(5) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(g)(9) Custodian Agreement for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 27, 2005 as Exhbit(h)(1) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(3) Amendment, dated Jan. 12, 2006, to Administrative Services Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhbit(h)(4) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement
         No. 2-51586 is incorporated by reference.

(h)(5) Amendment, dated Jan. 12, 2006, to Class Y Shareholder Service Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(4) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(6) Transfer Agency Agreement, dated Oct. 1, 2005, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 27, 2005 as Exhbit(h)(6) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(7) Amendment, dated Jan. 12, 2006, to Transfer Agency Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(5) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, dated March 10, 2000, filed electronically as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(9) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Global Bond Fund, and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated March 10, 2000, filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(10) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Global Growth Fund, and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated March 10, 2000, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(11) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Innovations Fund, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, dated March 10, 2000, filed electronically as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(12) Master Fee Cap/Fee Waiver Agreement dated, Oct. 1, 2005, as amended March 17, 2006 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds and Preferred Master Trust filed electronically on or about March 29, 2006, as Exhibit(h)(12) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(13) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds filed electronically on or about Oct. 27, 2005 as Exhibit (h)(7) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(14) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(15) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(h)(16) Administrative Services Agreement for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(h)(17) Class Y Shareholder Service Agreement for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(h)(18) Transfer Agency Agreement for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Consent of Independent Registered Public Accounting Firm: N/A.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution (for Class A and Class B Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (m)(1) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(m)(2) Amendment, dated Jan. 12, 2006, to Plan and Agreement of Distribution (for Class A and Class B shares), dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(m)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (m)(2) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(m)(4) Amendment, dated Jan. 12, 2006, to Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit (m)(4) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(m)(5) Plan and Agreement of Distribution for RiverSource Absolute Return - Currency Fund to be filed by Amendment.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics, dated May 2005, adopted under Rule 17j-1, for RiverSource Global Balanced Fund, RiverSource Emerging Markets Fund and RiverSource Global Equity Fund Subadviser, Threadneedle International Ltd., filed electronically on or about Dec. 20, 2005, as Exhibit (p)(3) to AXP International Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-92309 is incorporated by reference.

(q)(1) Directors'/Trustees' Power of Attorney, to sign Amendments to this Registration Statement, dated Jan. 11, 2006, filed electronically on or about Feb. 3, 2006 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 33-25824 is incorporated by reference.

(q)(2) Officers' Power of Attorney, to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-25824 on or about October 23, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney, to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-25824 on or about October 23, 2002 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Gumer C. Alvero                American Centurion Life            20 Madison Ave. Extension    Director and Vice President -
Vice President - General       Assurance Company                  P.O. Box 5555                Annuities
Manager Annuities                                                 Albany, NY 12205-0555

                               American Enterprise Life                                        President and Director
                               Insurance Company

                               American Enterprise                                             President
                               REO 1, LLC

                               Ameriprise Financial                                            Vice President - General Manager
                               Services, Inc.                                                  Annuities

                               American Express Insurance                                      Director and Vice President
                               Agency of Alabama Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Wyoming Inc.

                               American Partners Life             1751 Ameriprise              Director and President
                               Insurance Company                  Financial Center
                                                                  Minneapolis MN 55474

                               IDS Life Insurance Company                                      Director and Executive Vice
                                                                                               President - Annuities

                               IDS Life Insurance Company         P.O. Box 5144                Director and Vice President -
                               of New York                        Albany, NY 12205             Annuities

Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

Abu M. Arif
Vice President - Marketing Strategy
and Retail Retirement

Ward D. Armstrong              Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Retirement Services and
Retirement Services                                                                            Asset Management Group
and Asset Management Group
                               RiverSource                                                     Director and Senior Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

                               American Express Asset                                          Director
                               Management International Inc.

John M. Baker                  Ameriprise Financial                                            Vice President - Chief Client
Vice President - Plan Sponsor  Services Inc.                                                   Service Officer
Services
                               RiverSource                                                     Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Timothy V. Bechtold            American Centurion Life            20 Madison Ave. Extension    Director, President and Chief
Vice President -               Assurance Company                  P.O. Box 5555                Executive Officer
Insurance Products                                                Albany, NY 12205-0555
                               American Enterprise Life                                        Director
                               Insurance Company

                               Ameriprise Financial                                            Vice President - Insurance
                               Services Inc.                                                   Products

                               American Express Insurance                                      Director, President and Chief
                               Agency of Alabama Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Arizona Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Idaho Inc.                                            Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Maryland Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Massachusetts Inc.                                    Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Nevada Inc.                                           Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of New Mexico Inc.                                       Executive Officer

                               American Express Insurance                                      Director and President and Chief
                               Agency of Oklahoma Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Wyoming Inc.                                          Executive Officer

                               American Partners Life                                          Director and Vice President -
                               Insurance Company                                               Insurance Products

                               IDS Life Insurance Company                                      Director and President

                               IDS Life Insurance Company         P.O. Box 5144                Director, President and Chief
                               of New York                        Albany, NY 12205             Executive Officer

                               IDS REO 1, LLC                                                  President

                               IDS REO 2, LLC                                                  President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman               American Enterprise Life                                        Director
Senior Vice President and      Insurance Company
Treasurer
                               Ameriprise Financial                                            Senior Vice President
                               Services Inc.                                                   and Treasurer

                               American Partners Life                                          Director
                               Insurance Company

                               IDS Life Insurance                                              Director
                               Company

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Executive Vice President
and Chief Financial            Advisory Capital Strategies                                     Treasurer
Officer                        Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               RiverSource Investments, LLC                                    Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments, Inc.

                               Ameriprise Financial                                            Director
                               Services Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

Robert C. Bloomer              Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Leslie H. Bodell               Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

Randy L. Boser                 Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Business Development
Business Development
                               IDS Life Insurance Company                                      Assistant Vice President

Uzma S. Burki                  Ameriprise Financial                                            Vice President - Organizational
Vice President -               Services Inc.                                                   Talent Development
Organizational &
Talent Development

Michael G. Burton
Vice President and Chief
Counsel - Regulatory
Affairs

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Investments LLC                                     Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kenneth J. Ciak                AMEX Assurance Company                                          Director, President and Chief
Vice President and General                                                                     Executive Officer
Manager - IDS Property
Casualty                       Ameriprise Financial                                            Vice President and General
                               Services Inc.                                                   Manager - IDS Property
                                                                                               Casualty

                               Ameriprise Insurance Company                                    Director

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Pennsylvania Inc.

                               IDS Property Casualty              1 WEG Blvd.                  Director, President and Chief
                               Insurance Company                  DePere, WI 54115             Executive Officer

Paul A. Connolly               Ameriprise Financial                                            Vice President - RL HR/US Retail
Vice President - Retail        Services Inc.
Distribution Services

James M. Cracchiolo            Ameriprise Financial                                            Director, Chairman of the Board,
Director, Chairman of          Services Inc.                                                   and Chief Executive Officer
the Board, Chief Executive
Officer, and President         Threadneedle Asset                                              Director and Chairman of the Board
                               Management Holdings LTD

Colleen Curran                 Ameriprise Financial                                            Vice President and
Vice President and Assistant   Services Inc.                                                   Assistant General Counsel
General Counsel

Luz Maria Davis                Ameriprise Financial                                            Vice President - Employee
Vice President -               Services Inc.                                                   Communications
Communications

Paul James Dolan               Ameriprise Financial                                            Vice President - CAO Product Sales
Vice President -               Services Inc.
CAO Product Sales
                               RiverSource Distributors Inc.                                   Chief Administrative Officer

William V. Elliott             Ameriprise Financial                                            Vice President - Financial
Vice President - Financial     Services Inc.                                                   Planning and Advice
Planning and Advice

William J. Emptage            Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic    Services Inc.                                                   Planning
Planning

Benjamin R. Field              Ameriprise Financial                                            Vice President - Finance Education &
Vice President - Finance       Services Inc.                                                   Planning Services
Education & Planning
Services

Gordon M. Fines                RiverSource Investments, LLC                                    Vice President - Senior Portfolio
Vice President - Financial                                                                     Manager
Education & Planning
Services                       Ameriprise Financial                                            Vice President - Senior
                               Services Inc.                                                   Portfolio Manager I

Giunero Floro                  Ameriprise Financial Services                                   Vice President - Creative Services
Vice President - Creative      Inc.
Services

Terrence J. Flynn              Ameriprise Financial Services Inc.                              Vice President - Brokerage &
Vice President - Brokerage &                                                                   Clearing Operations
Clearing Operations
                               American Enterprise                                             President and Chief Executive Officer
                               Investment Services Inc.

                               RiverSource                                                     Director and Senior Vice President -
                               Service Corporation                                             Clearing Operations

Jeffrey P. Fox                 Ameriprise Financial                                            Vice President - Investment
Vice President -               Services Inc.                                                   Accounting
Investment Accounting
                               RiverSource Distributors Inc.                                   Chief Financial Officer

Laura C. Gagnon                Ameriprise Financial Services Inc.                              Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                Advisory Capital Strategies                                     Director, President, Chief Operating
Vice President - Investment    Group Inc.                                                      Officer and Chief Compliance Officer
Administration
                               Advisory Capital Partners LLC                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer
                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               RiverSource Investments, LLC                                    Senior Vice President, Chief
                                                                                               Operating Officer and Assistant
                                                                                               Treasurer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               Kenwood Capital Management LLC                                  Manager

                               IDS Capital Holdings Inc.                                       Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                   RiverSource                                                     Director
Vice President - New           Service Corporation
Business and Service
                               Ameriprise Financial                                            Vice President - New
                               Services Inc.                                                   Business and Service

                               American Express Insurance                                      Vice President
                               Agency of Massachusetts Inc.

Ira D. Hall
Director

Teresa A. Hanratty             Ameriprise Financial                                            Senior Vice
Senior Vice President -        Services Inc.                                                   President - Field
Field Management                                                                               Management

Janis K. Heaney                Ameriprise Financial                                            Vice President - Incentive
Vice President - Incentive     Services Inc.                                                   Management
Management

Brian M. Heath                 Ameriprise Financial                                            Director and President -
President - U.S.               Services Inc.                                                   U.S. Advisor Group
Advisor Group

Nancy R. Hughes                American Centurion Life                                         Assistant Vice President
Assistant Vice President       Assurance Company

                               American Enterprise Life                                        Assistant Vice President
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Assistant Vice President

                               Ameriprise Certificate                                          Assistant Vice President
                               Company

                               American Partners Life                                          Assistant Vice President
                               Insurance Company

                               IDS Life Insurance Company                                      Assistant Vice President

                               IDS Life Insurance Company                                      Assistant Vice President
                               of New York

                               IDS REO 1 LLC                                                   Assistant Vice President

                               IDS REO 2 LLC                                                   Assistant Vice President

Kelli A. Hunter                Ameriprise Financial                                            Executive Vice President -
Executive Vice President -     Services Inc.                                                   Human Resources
Human Resources

Debra A. Hutchinson            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

James M. Jensen                Ameriprise Financial                                            Vice President - Compensation
Vice President - Advice and    Services Inc.                                                   and Licensing Services
Retail Distribution Group,
Product, Compensation and      American Express Insurance                                      Director, Vice President
Field Administration           Agency of Alabama Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Wyoming Inc.

Amy K. Johnson
Vice President - Operations
and Compliance

Paul R. Johnston               Ameriprise Financial                                            Secretary
Assistant Secretary            Services Inc.

                               American Express Property Casualty Insurance                    Secretary
                               Agency of Maryland Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance Agency Inc.

                               Ameriprise Insurance Company                                    Vice President, General Counsel,
                                                                                               Secretary, Director

                               American Partners Life                                          Assistant General Counsel
                               Insurance Company                                               and Secretary

                               AMEX Assurance Company                                          Director, General Counsel and
                                                                                               Secretary

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Kentucky

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Pennsylvania


                               IDS Cable Corporation                                           Vice President

                               IDS Cable II Corporation                                        Vice President

                               IDS Partnership Services                                        Vice President and Secretary
                               Corporation

                               IDS Property Casualty                                           Director, Vice President,
                               Insurance Company                                               General Counsel and Secretary

                               IDS Realty Corporation                                          Vice President

Nancy E. Jones                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Marketing
Marketing

William A. Jones               Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

John C. Junek                  Ameriprise Financial                                            Senior Vice President and
Executive Vice President and   Services Inc.                                                   General Counsel
General Counsel

Ora J. Kaine                   Ameriprise Financial                                            Vice President - Retail
Vice President - Retail        Services Inc.                                                   Distribution Services
Distribution Services

Michelle M. Keeley             AMEX Assurance Company                                          Vice President-Investments
Senior Vice President -
Fixed Income                   American Centurion Life                                         Vice President-Investments
                               Assurance Company

                               American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               RiverSource                                                     Director and Senior Vice
                               Investments, LLC                                                President - Fixed Income

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Insurance Company                                    Vice President-Investments

                               IDS Property Casualty Insurance Company                         Vice President-Investments

                               Ameriprise Financial                                            Senior Vice President-Fixed Income
                               Services Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments
                               of New York

                               Kenwood Capital Management LLC                                  Manager

Claire Kolmodin                Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic     Services Inc.                                                   Initiatives
Initiatives

Lori J. Larson                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Field Force Growth &
Field Force Growth &                                                                           Retention
Retention

Daniel E. Laufenberg           Ameriprise Financial                                            Vice President - Chief U.S.
Vice President -               Services Inc.                                                   Economist
Chief U.S. Economist

Jane W. Lee                    Ameriprise Financial                                            Vice President - General
Vice President - General       Services Inc.                                                   Manager Platinum Active
Manager Platinum Active                                                                        Financial Services
Financial Services

W. Walker Lewis
Director

Catherine M. Libbe             Ameriprise Financial                                            Vice President - Marketing &
Vice President -               Services Inc.                                                   Product Retirement Services
Marketing & Product
Retirement Services

Diane D. Lyngstad              Ameriprise Financial                                            Chief Financial Officer and Vice
Vice President - Comp &        Services Inc.                                                   President - Comp & Licensing
Licensing Services                                                                             Services

                               RiverSource                                                     Director, Vice President and
                               Service Corporation                                             Chief Financial Officer

Andrew J. MacMillan            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Corporate Communications
Corporate Communications                                                                       & Government Affairs
& Government Affairs

Siri S. Marshall
Director

Timothy J. Masek               Ameriprise Financial                                            Vice President - Fixed Income
Vice President - Fixed         Services Inc.                                                   Research
Income Research

Brian J. McGrane               Ameriprise Financial                                            Vice President and Lead Financial
Senior Vice President and      Services Inc.                                                   Officer Finance
Lead Financial Officer
                               Advisory Capital Partners LLC                                   Vice President and Chief Financial
                                                                                               Officer

                               Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               RiverSource                                                     Vice President and Chief Financial
                               Investments, LLC                                                Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Sarah M. McKenzie              Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Managed and Brokerage Products
Managed and Brokerage
Products                       Ameriprise Enterprise Investment                                Director
                               Services Inc.

Penny J. Meier                 Ameriprise Financial                                            Vice President - Business
Vice President - Business      Services Inc.                                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                 Ameriprise Financial                                            Senior Vice President and General
Senior Vice President          Services Inc.                                                   Manager - Mutual Funds
- Mutual Funds
                               Ameriprise Certificate                                          Director, President and
                               Company                                                         Chief Executive Officer

                               American Express                                                Director and President
                               International Deposit
                               Company

                               Ameriprise Trust Company                                        Director

                               Investors Syndicate                                             Director, President and Chief
                               Development Corp.                                               Executive Officer

                               RiverSource Distributors, Inc.                                  Director and Chief Operating Officer

                               RiverSource Investments LLC                                     Senior Vice President

Rebecca A. Nash                Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Service Operations
Service Operations
                               Ameriprise Insurance Company                                    Senior Vice President -
                                                                                               Insurance

                               AMEX Assurance Company                                          Vice President -
                                                                                               Insurance

                               IDS Property Casualty                                           Senior Vice President -
                               Insurance Company                                               Insurance

Jeffrey Noddle
Director

Francois B. Odouard            Ameriprise Financial                                            Vice President - Brokerage
Vice President -               Services Inc.
Brokerage

Michael J. O'Keefe             Ameriprise Financial                                            Vice President - Advisory
Vice President - Advisory      Services Inc.                                                   Business Systems
Business Systems

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               American Partners Life Insurance Company                        Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Douglas J. Parish              Ameriprise Financial                                            General Auditor
General Auditor                Services, Inc.

Richard F. Powers III
Director

Glen Salow
Executive Vice President -
Technology and Active
Operations

H. Jay Sarles
Director

Robert F. Sharpe, Jr.
Director

Paul Pearson
Vice President - SPS
and External Products
Active


Scott R. Plummer               American Enterprise Life                                        38a-1 Chief Compliance Officer
Vice President -               Insurance Company
Asset Management
Compliance

                               Ameriprise Certificate                                          Vice President, Secretary, General
                               Company                                                         Counsel

                               American Partners                                               38a-1 Chief Compliance Officer
                               Life Insurance Company

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer

                               RiverSource Distributors, Inc.                                  Chief Counsel

Mark A. Riordan                Ameriprise Financial                                            Vice President - Finance
Vice President - Finance       Services Inc.                                                   Emerging Technologies
Emerging Technologies
                               IDS Cable Corporation                                           Director

                               IDS Cable Corporation II                                        Director

Andrew C. Schell               Ameriprise Financial                                            Vice President - Strategy
Vice President - Strategy      Services Inc.                                                   and Planning
and Planning

Mark E. Schwarzmann            American Enterprise Life                                        Director, Chairman of the Board and
President - Insurance &        Insurance Company                                               Chief Executive Officer
Annuities and Product
Distribution                   American Partners Life                                          Director, Chairman of the Board and
                               Insurance Company                                               Chief Executive Officer

                               IDS Life Insurance Company                                      Director, Chairman of the Board and
                                                                                               Chief Executive Officer

                               RiverSource Distributors Inc.                                   Director, President and Chief
                                                                                               Executive Officer

Gary A. Scott                  Ameriprise Financial                                            Vice President - Client Acquisition
Vice President -               Services Inc.                                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Executive Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem           Ameriprise Financial                                            Vice President - Plan Sponsor
Vice President - Plan          Services Inc.                                                   Services
Sponsor Services
                               Ameriprise Trust                                                Vice President
                               Company

Bridget M. Sperl               RiverSource                                                     Director, Chairman of the Board;
Senior Vice President -        Service Corporation                                             President and Chief Executive
Client Service
Organization                   Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Client Service Organization

                               Ameriprise Insurance Company                                    Director

                               IDS Life Insurance Company                                      Executive Vice President -
                                                                                               Client Service

                               IDS Property Casualty                                           Director
                               Insurance Company

Lisa A. Steffes                Ameriprise Financial                                            Vice President - Marketing
Vice President - Marketing     Services Inc.                                                   Officer Development
Officer Development

                               Ameriprise Insurance Company                                    Director


                               IDS Property Casualty              1 WEG Blvd.                  Director
                               Insurance Company                  DePere, WI 54115

David K. Stewart               American Centurion Life                                         Vice President and Controller
Senior Vice President and      Assurance Company
Controller
                               American Enterprise                                             Treasurer
                               Investment Services Inc.

                               American Enterprise Life                                        Vice President and Controller
                               Insurance Company

                               Ameriprise                                                      Vice President, Controller and
                               Certificate Company                                             Chief Accounting Officer

                               Ameriprise Financial                                            Vice President and Controller
                               Services Inc.

                               American Partners Life                                          Vice President and Controller
                               Insurance Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company of New York

Jeffrey J. Stremcha            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

John T. Sweeney                American Enterprise Investment                                  Chief Financial Officer
Vice President - Lead          Services, Inc.
Financial Officer -
Products Group                 Ameriprise Financial                                            Vice President, Lead Financial
                               Services Inc.                                                   Officer - Banking, Brokerage
                                                                                               and Managed Products

                               Ameriprise Insurance Company                                    Director

                               AMEX Assurance Company                                          Director

                               IDS Partnership                                                 Director
                               Services Corporation

                               IDS Property Casualty                                           Director
                               Insurance Company

                               IDS Realty Corporation                                          Director

Joseph E. Sweeney              Ameriprise Financial Services Inc.                              Senior Vice President, General
President - Financial                                                                          Manager - U.S. Brokerage and
Planning, Products and Services                                                                Membership Banking

                               American Enterprise Investment                                  Director
                               Services Inc.

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President - U.S. Asset         Group Inc.
Management and Chief
Investment Officer             RiverSource                                                     Director, President and Chairman of
                               Investments, LLC                                                the Board and Chief Investment
                                                                                               Officer

                               American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

George F. Tsafaridis           Ameriprise Financial                                            Vice President - Quality & Service
Vice President -               Services Inc.                                                   Support
Quality & Service Support

William H. Turner
Director

Ramanathan Venkataramana       Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Peter S. Velardi               Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management

Andrew O. Washburn             Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Marketing
Marketing

Beth E. Weimer                 Ameriprise Financial                                            Vice President and Chief
Vice President and             Services Inc.                                                   Compliance Officer -
Chief Compliance Officer                                                                       Asset Management and
                                                                                               Insurance

                               American Centurion Life Assurance Company                       Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               IDS Life Insurance Company of New York                          Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               American Express Asset                                          Chief Compliance Officer
                               Management International


                               Kenwood Capital                                                 Chief Compliance Officer
                               Management LLC

                               RiverSource Investments LLC                                     Chief Compliance Officer

                               RiverSource                                                     Chief Compliance Officer
                               Service Corporation

Jeffery A. Williams            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Cross-Sell/Strategic
Cross-Sell/Strategic                                                                           Management
Management
                               American Enterprise Investment Series, Inc.                     Director

William J. Williams            Ameriprise Financial                                            Senior Vice President - Field
Senior Vice President -        Services Inc.                                                   Management
Field
Management

Dianne L. Wilson               Ameriprise Financial                                            Vice President - Insurance
Vice President -               Services Inc.                                                   Operations
Insurance Operations
                               Amex Assurance Company                                          Director and Senior Vice
                                                                                               President

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Kentucky Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Maryland Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Insurance Company                                    Director and Senior Vice President -
                                                                                               Investments

                               IDS Property Casualty Company                                   Director and Senior Vice
                                                                                               President - Insurance

Michael R. Woodward            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management
                               American Centurion Life            20 Madison Ave. Extension    Director
                               Assurance Company                  Albany, NY 12205-0555

                               IDS Life Insurance Company         P.O. Box 5144                Director
                               of New York                        Albany, NY 12205

John R. Woener                 Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Strategic Planning and
Strategic Planning and                                                                         Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
          Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
          Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
          International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
          Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
          Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
          Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.;
          AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP
          Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust; Income Trust; Tax-Free Income Trust; World Trust; Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General                  None
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group

         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer

         Dudley Barksdale                          Vice President - Service                  None
                                                   Development

         Timothy V. Bechtold                       Vice President -                          None
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer       None

         Walter S. Berman                          Director                                  None

         Robert C. Bloomer                         Vice President - Technologies III         None

         Leslie H. Bodell                          Vice President - Technologies I           None

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational           None
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail          None

         James M. Cracchiolo                       Director, President, Chairman of          None
                                                   the Board and Chief Executive
                                                   Officer

         Colleen Curran                            Vice President and                        None
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee                 None
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -                    None
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial                None
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning       None

         Benjamin R. Field                         Vice President - Finanace                 None
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior                   None
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative                 None
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations       None

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel

         Steven Guida                              Vice President -                          None
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -                   None
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Lorraine R. Hart                          Vice President - Fixed Income             None
                                                   Investments Administration
                                                   Officer

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management

         Brian M. Heath                            Director, Senior Vice President -         None
         Suite 150                                 Advisor Group
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I           None

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro

         Paul R. Johnston                          Secretary

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing

         William A. Jones                          Vice President - Technologies III         None

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel

         Ora J. Kaine                              Vice President -                          None
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -                   None
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic                None
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering                     None
                                                   Officer

         Benji Orr                                 Deputy Anti-Money Laundering              None
                                                   Officer

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate         None
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External                 None
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and Lead Financial         None
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and              None
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and                 President
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage                None

         Michael J. O'Keefe                        Vice President -                          None
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest          None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor                           None

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance                  None
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -                    None
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy                 None
                                                   and Planning

         Mark E. Schwarzmann                       Senior Vice President -                   None
                                                   Insurance and Annuities

         Gary A. Scott                             Vice President - Client                   None
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization

         Kathy Stalwick                            Vice President                            None

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller             None

         Jeffrey J. Stremcha                       Vice President - Technologies I           None

         John T. Sweeney                           Vice President, Lead Financial            None
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,                    None
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer                  Vice President

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III         None

         Peter S. Velardi                          Senior Vice President -                   None
                                                   Field Management

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and                        None
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance                  None

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -                   None
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk         None
                                                   Management

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Global Series, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 3rd day of April, 2006.


AXP GLOBAL SERIES, INC.



By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of April, 2006.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Kathleen A. Blatz*                              Director
-----------------------
     Kathleen A. Blatz

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Jeffrey Laikind*                                Director
---------------------
     Jeffrey Laikind

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney, dated Jan. 11, 2006, filed electronically on or about Feb. 3, 2006 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 33-25824, by:



/s/ Leslie L. Ogg
------------------
    Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 48
                     TO REGISTRATION STATEMENT NO. 33-25824

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

     The prospectus for:

     RiverSource Absolute Return - Currency Fund.

     Class I prospectus supplement for RiverSource Absolute Return - Currency Fund.





Part B.

     Statement of Additional Information



Part C.

       Other information.


The signatures.